Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2020
Entity Registrant Name	BNY Mellon International Securities Funds, Inc.
Entity Central Index Key	0000897469
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 15, 2020
Document Effective Date	Sep. 16, 2020
Prospectus Date	Sep. 16, 2020
BNY Mellon Emerging Markets Securities Fund | Class Y
Prospectus:
Trading Symbol	DYPEX
BNY Mellon Emerging Markets Securities Fund | Class I
Prospectus:
Trading Symbol	DRPEX
BNY Mellon Emerging Markets Securities Fund | Class C
Prospectus:
Trading Symbol	DCPEX
BNY Mellon Emerging Markets Securities Fund | Class A
Prospectus:
Trading Symbol	DRFMX